Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2017
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.05% - 2.02% coupon bonds due 2017 - 2031
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2031
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.05% - 2.02% coupon bonds due 2017 - 2031 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	0.05%
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.05% - 2.02% coupon bonds due 2017 - 2031 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	2.02%
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.16% floating rate bond due 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	0.16%
Debt instrument, maturity date range, end	2022
Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions 0.51% (weighted average) loans due 2017 - 2029
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.51%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2029
Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institution 0.26% (weighted average) floating rate loans due 2017 - 2032
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.26%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2032
Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions 0.88% (weighted average) loans due 2017 - 2032
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.88%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2032
Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions 0.15% (weighted average) floating rate loans due 2017 - 2026
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.15%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2026
Debt Denominated In Foreign Currencies | Notes 1.50% floating rate U.S. dollar notes due 2019
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	1.50%
Debt instrument, maturity date range, end	2019
Debt Denominated In Foreign Currencies | Notes 1.40% - 2.15% U.S. dollar notes due 2017 to 2021
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2021
Debt Denominated In Foreign Currencies | Notes 1.40% - 2.15% U.S. dollar notes due 2017 to 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	1.40%
Debt Denominated In Foreign Currencies | Notes 1.40% - 2.15% U.S. dollar notes due 2017 to 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range	2.15%
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 2.41% (weighted average) U.S. dollar loans due 2018 - 2021
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.41%
Debt instrument, maturity date range, start	2018
Debt instrument, maturity date range, end	2021
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 1.59% (weighted average) U.S. dollar floating rate loans due 2017 - 2029
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.59%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2029
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 0.72% (weighted average) U.K. pound floating rate loans due 2018
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.72%
Debt instrument, maturity date range, end	2018
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions1.31% (weighted average) Euro loans due 2017 - 2027
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.31%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2027
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 0.15% (weighted average) Euro floating rate loans due 2017 - 2027
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.15%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2027
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions Other Loans due 2017 - 2026
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2026